Associated companies (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Net income statement effect	$ 15,339	$ 673	$ 659
Cumulative currency translation effects
Disclosure of associates [line items]
Cumulative currency translation gains/losses recycled through income statement	3,200	0	129
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income	815	913	910
Prior year adjustment	40	(64)	(129)
Amortization of fair value adjustments relating to intangible assets	(70)	(172)	(162)
Gain on divestment	14,556
Partial release of deferred tax liability recognized			43
Net income statement effect	15,341	677	662
Amortization of fair value adjustments relating to intangible assets tax	$ 10	$ 26	$ 24